Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 2,602	$ 2,178	$ 8,550	$ (40,102)	$ (58,038)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	219,283	221,454	299,639	312,703	336,725
Non-cash compensation	10,902	7,338	11,650	17,839	12,462
Amortization included in interest expense	13,101	13,820	18,517	16,934	19,442
Gain on disposition of assets and investments	(5,309)	(7,967)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	31,956	451	677	17,398	(3,320)
Deferred income tax expenses (benefit)	1,099	7,027	3,702	(24,588)	(20,120)
Provision for doubtful accounts	4,308	4,546	7,591	8,736	12,663
(Increase) decrease in:
Receivables	(20,674)	(26,485)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(14,325)	(16,128)	1,201	2,581	5,959
Other assets	(1,048)	4,510	(1,863)	30,723	(15,064)
Increase (decrease) in:
Trade accounts payable	8	(1,356)	(489)	2,460	(4,383)
Accrued expenses	4,312	4,015	(630)	(275)	9,676
Other liabilities	7,134	9,302	(4,554)	(12,150)	6,693
Cash flows provided by operating activities	253,349	222,705	318,821	322,820	293,743
Cash flows from investing activities:
Capital expenditures	(77,747)	(83,182)	(107,070)	(43,452)	(38,815)
Acquisitions	(54,738)	(15,164)	(23,497)	(6,703)	(4,457)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	5,023	10,175	13,146	8,435	14,065
Payment received on notes receivable	118	179
Cash flows used in investing activities	(127,344)	(87,992)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Net proceeds from issuance of common stock	9,809	3,650	5,457	10,160	4,840
Cash used for purchase of treasury shares	(1,113)	(3,481)	(3,481)	(1,629)	(44)
Net payments under credit agreement	(8,381)	(168,488)	(213,866)	(290,309)	(198,701)
Net proceeds from credit agreement refinancing				5,360
Payments on convertible notes				(3,402)	(269,087)
Debt issuance costs	(14,328)			(32,597)	(19,919)
Net proceeds from note offering				400,000	314,927
Net proceeds received under revolving credit facility	15,000
Proceeds received from note offering	500,000
Net payment on senior subordinated notes	(722,296)	(15,835)	(47,187)	(389,647)
Proceeds received from senior credit facility term loan	100,000
Dividend to parent			(365)	(365)	(365)
Dividends	(273)	(273)	(365)	(365)	(365)
Cash flows used in financing activities	(121,582)	(184,427)	(259,442)	(302,429)	(168,349)
Effect of exchange rate changes in cash and cash equivalents	522	(449)	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	4,945	(50,163)	(58,176)	(20,574)	98,114
Cash and cash equivalents at beginning of period	33,503	91,679	91,679	112,253	14,139
Cash and cash equivalents at end of period	38,448	41,516	33,503	91,679	112,253
Supplemental disclosures of cash flow information:
Cash paid for interest	102,334	113,400	153,800	176,427	169,703
Cash paid for foreign, state and federal income taxes	1,906	1,368	2,651	3,496	3,314
LAMAR MEDIA CORP
Cash flows from operating activities:
Net income (loss)	2,752	2,387	8,612	(40,198)	(55,823)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	219,283	221,454	299,639	312,703	336,725
Non-cash compensation	10,902	7,338	11,650	17,839	12,462
Amortization included in interest expense	13,101	13,820	18,517	16,836	14,312
Gain on disposition of assets and investments	(5,309)	(7,967)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	31,956	451	677	17,402
Deferred income tax expenses (benefit)	1,221	7,101	3,997	(24,384)	(20,602)
Provision for doubtful accounts	4,308	4,546	7,591	8,736	12,663
(Increase) decrease in:
Receivables	(20,674)	(26,485)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(14,325)	(16,128)	1,201	2,581	5,959
Other assets	(1,048)	4,593	(1,863)	30,777	(14,628)
Increase (decrease) in:
Trade accounts payable	8	(1,356)	(489)	2,460	1,508
Accrued expenses	4,312	4,015	(630)	(275)	9,677
Other liabilities	(3,644)	4,314	(13,384)	(29,974)	(738)
Cash flows provided by operating activities	242,843	218,083	310,348	305,064	292,563
Cash flows from investing activities:
Capital expenditures	(77,747)	(83,182)	(107,070)	(43,452)	(38,815)
Acquisitions	(54,738)	(15,164)	(23,497)	(6,703)	(4,457)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	5,023	10,175	13,146	8,435	14,065
Payment received on notes receivable	118	179
Cash flows used in investing activities	(127,344)	(87,992)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Net payments under credit agreement	(8,381)	(168,488)	(213,866)	(290,309)	(198,701)
Net proceeds from credit agreement refinancing				5,360
Payment on mirror note					(287,500)
Debt issuance costs	(14,328)			(32,597)	(19,919)
Net proceeds from note offering				400,000	314,927
Net proceeds received under revolving credit facility	15,000
Proceeds received from note offering	500,000
Net payment on senior subordinated notes	(722,296)	(15,835)	(47,187)	(389,647)
Proceeds received from senior credit facility term loan	100,000
Dividend to parent	(1,113)	(3,481)	(3,481)	(1,629)	(225)
Contributions from parent	19,668	10,987	16,553	27,982	17,302
Cash flows used in financing activities	(111,450)	(176,817)	(247,981)	(280,840)	(174,116)
Effect of exchange rate changes in cash and cash equivalents	522	(449)	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	4,571	(47,175)	(55,188)	(16,741)	91,167
Cash and cash equivalents at beginning of period	33,377	88,565	88,565	105,306	14,139
Cash and cash equivalents at end of period	37,948	41,390	33,377	88,565	105,306
Supplemental disclosures of cash flow information:
Cash paid for interest	102,334	113,400	153,800	176,352	169,703
Cash paid for foreign, state and federal income taxes	$ 1,906	$ 1,368	$ 2,651	$ 3,496	$ 3,314